S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 09, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Position	Entity	Entity’s Business	Affiliation with Entity
Shibin Wang	Chief Executive Officer and Chairman of the Board	Hong Kong Digital Asset Ex Ltd.	Digital Asset Exchange	Chief Business Officer
Lyle Wang	Chief Financial Officer and Director	Chenghe Group	Capital investment	Associate
Houston Li	Chief Operating Officer	CBC Securities	Capital investment	Associate
Qingjian Wang	Independent director nominee	Jabez Capital Unlimited	Capital investment	Director